Going concern (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Going Concern [Abstract]
Net loss and comprehensive loss	$ 668,749	$ 3,062,798	$ 2,691,670
Negative cash flow from operations	1,323,007	625,924	$ 1,083,220
Working capital deficit	$ 5,578,407	$ 6,693,448